UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: 437976
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN EAGLE OUTFITTERS INC  	COM 	02553E106      266	12790	 SH 	      SOLE 	   	   12790
AMERICAN ELEC PWR INC          	COM 	025537101      429	9220	 SH 	      SOLE 	   	   9220
AMERICAN INTL GROUP INC        	COM 	026874107      260	4455	 SH 	      SOLE 	   	   4455
APACHE CORP                    	COM 	037411105      228	2117	 SH 	      SOLE 	   	   2117
ARUBA NETWORKS INC             	COM 	043176106      1378	92419	 SH 	      SOLE 	   	   92419
AT+T INC                       	COM 	00206R102      352	8475	 SH 	      SOLE 	   	   8475
BANK AMER CORP                 	COM 	060505104      280	6795	 SH 	      SOLE 	   	   6795
BARE ESCENTUALS INC            	COM 	067511105      5217	215128	 SH 	      SOLE 	   	   215128
CATERPILLAR INC                	COM 	149123101      255	3515	 SH 	      SOLE 	   	   3515
CISCO SYS INC                  	COM 	17275R102      379	14020	 SH 	      SOLE 	   	   14020
COMPANHIA VALE DO RIO DOCE     	ADR 	204412209      280	8565	 SH 	      SOLE 	   	   8565
CORNING INC                    	COM 	219350105      256	10680	 SH 	      SOLE 	   	   10680
DATA DOMAIN INC                	COM 	23767P109      10536	400001	 SH 	      SOLE 	   	   400001
EMC CORP                       	COM 	268648102      237	12775	 SH 	      SOLE 	   	   12775
EOG RESOURCES INC              	COM 	26875P101      337	3780	 SH 	      SOLE 	   	   3780
EXELON CORP                    	COM 	30161N101      300	3675	 SH 	      SOLE 	   	   3675
EXXON MOBIL CORP               	COM 	30231G102      628	6701	 SH 	      SOLE 	   	   6701
FREEPORT MCMORAN COPPER + GOLD 	COM 	35671D857      314	3065	 SH 	      SOLE 	   	   3065
GENENTECH INC                  	COM 	368710406      211	3145	 SH 	      SOLE 	   	   3145
GENERAL ELEC CO                	COM 	369604103      523	14120	 SH 	      SOLE 	   	   14120
GOOGLE INC                     	COM 	38259P508      289	418	 SH 	      SOLE 	   	   418
HEWLETT PACKARD CO             	COM 	428236103      269	5320	 SH 	      SOLE 	   	   5320
INFINERA CORP                  	COM 	45667G103      702	47312	 SH 	      SOLE 	   	   47312
ISHARES TR                     	COM 	464287234      111701	743188	 SH 	      SOLE 	   	   743188
ISHARES TR                     	COM 	464287465      253478	3229017	 SH 	      SOLE 	   	   3229017
MANPOWER INC WIS               	COM 	56418H100      248	4355	 SH 	      SOLE 	   	   4355
MEDTRONIC INC                  	COM 	585055106      286	5698	 SH 	      SOLE 	   	   5698
MERCK + CO INC                 	COM 	589331107      370	6371	 SH 	      SOLE 	   	   6371
METROPCS COMMUNICATIONS INC    	COM 	591708102      5558	285752	 SH 	      SOLE 	   	   285752
MICROSOFT CORP                 	COM 	594918104      520	14617	 SH 	      SOLE 	   	   14617
ORACLE CORP                    	COM 	68389X105      244	10792 	 SH 	      SOLE 	   	   10792
PACKAGING CORP AMER            	COM 	695156109      467	16554	 SH 	      SOLE 	   	   16554
PEPSICO INC                    	COM 	713448108      281	3697	 SH 	      SOLE 	   	   3697
PNC FINL SVCS GROUP INC        	COM 	693475105      243	3700	 SH 	      SOLE 	   	   3700
PROCTER AND GAMBLE CO          	COM 	742718109      246	3349	 SH 	      SOLE 	   	   3349
SPDR TRUST                     	COM 	78462F103      37341	255397	 SH 	      SOLE 	   	   255397
STATE STREET CORPORATION       	COM 	857477103      242	2975	 SH 	      SOLE 	   	   2975
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      1402	70520	 SH 	      SOLE 	   	   70520
TEXTRON INC                    	COM 	883203101      1141	16000 	 SH 	      SOLE 	   	   16000
UNITEDHEALTH GROUP INC         	COM 	91324P102      282	4850	 SH 	      SOLE 	   	   4850

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